UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7217

Waddell & Reed Advisors Asset Strategy Fund, Inc.
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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
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(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: June 30

Date of reporting period: March 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of Waddell & Reed Advisors Asset Strategy Fund
March 31, 2007
BULLION - 5.00%	Troy Ounces	Value

Gold	155,760	$103,408,755
(Cost: $101,368,836)

COMMON STOCKS	Shares

Aircraft - 1.51%
Boeing Company (The)	350,846	31,193,718

Banks - 1.41%
Banco Itau Holding Financeira S.A., ADR	107,918	3,757,705
Housing Development Finance Corporation Limited (A)	191,602	4,206,075
Standard Bank Group Limited (A)	292,000	4,298,794
Standard Chartered PLC (A)	584,441	16,837,311
		29,099,885
Business Equipment and Services - 4.09%
Akamai Technologies, Inc.*	78,832	3,932,929
Bucyrus International, Inc., Class A	182,819	9,407,866
Ctrip.com International, Ltd.	472,328	31,638,891
Focus Media Holding Limited, ADR*	148,981	11,665,212
Infosys Technologies Limited (A)	82,621	3,837,177
Jacobs Engineering Group Inc.*	390,172	18,201,524
Mitsui & Co., Ltd. (A)	310,000	5,787,508
		84,471,107
Capital Equipment - 2.09%
China Shenhua Energy Company Limited, H Shares (A)	3,883,500	9,393,761
Deere & Company	88,361	9,599,539
Joy Global Inc.	219,994	9,438,843
Suntech Power Holdings Co., Ltd., ADR*	427,102	14,782,000
		43,214,143
Chemicals - Petroleum and Inorganic - 2.34%
E.I. du Pont de Nemours and Company	383,722	18,967,378
Monsanto Company	348,645	19,161,529
Yara International ASA (A)	371,058	10,240,524
		48,369,431
Chemicals - Specialty - 0.28%
Mosaic Company*	217,845	5,807,748

Coal - 1.52%
CONSOL Energy Inc.	247,959	9,702,636
Peabody Energy Corporation	540,912	21,766,299
		31,468,935
Communications Equipment - 2.14%
Cisco Systems, Inc.*	910,945	23,224,543
Nokia Corporation, Series A, ADR	916,912	21,015,623
		44,240,166
Consumer Electronics - 2.14%
Nintendo Co., Ltd. (A)	152,300	44,265,742

Electronic Components - 1.03%
Cypress Semiconductor Corporation*	516,943	9,589,293
MEMC Electronic Materials, Inc.*	192,420	11,656,804
		21,246,097
Food and Related - 4.35%
Archer Daniels Midland Company	750,438	27,541,075
Bunge Limited	250,078	20,561,413
Cermaq ASA (A)	286,500	5,373,377
Cosan S.A. Industria e Comercio (A)*	580,749	10,513,973
Kuala Lumpur Kepong Berhad (A)	3,310,550	11,489,978
Marine Harvest ASA (A)*	3,948,000	4,637,599
Olam International Limited (A)	4,914,000	9,911,241
		90,028,656
Forest and Paper Products - 0.30%
Pentair, Inc.	201,120	6,266,899

Gold and Precious Metals - 0.50%
Yanzhou Coal Mining Company Limited, Class H (A)	10,832,000	10,369,663

Hospital Supply and Management - 0.56%
Wilmar International Limited (A)	6,375,000	11,555,383

Hotels and Gaming - 0.96%
Las Vegas Sands, Inc.*	230,021	19,922,119

Household - General Products - 0.47%
Hengan International Group Company Limited (A)	3,288,000	9,636,552

Mining - 6.95%
Arch Coal, Inc.	332,111	10,192,487
BHP Billiton Plc (A)	2,005,000	48,488,964
Cameco Corporation (A)	186,863	7,655,799
Rio Tinto plc (A)	764,970	43,685,045
Southern Copper Corporation	468,926	33,603,237
		143,625,532
Motor Vehicles - 2.36%
Suzuki Motor Corporation (A)	395,800	10,277,902
Tata Motors Limited (A)	236,889	3,968,770
Toyota Motor Corporation (A)	539,200	34,546,504
		48,793,176
Multiple Industry - 0.65%
IOI Corporation Berhad (A)	1,440,900	9,210,091
Reliance Industries Limited (A)	136,069	4,289,781
		13,499,872
Non-Residential Construction - 1.84%
China Communications Construction Company Limited, H Shares (A)*	3,427,000	4,131,611
Fluor Corporation	195,920	17,577,942
Kurita Water Industries Ltd. (A)	675,700	16,342,032
		38,051,585
Petroleum - Domestic - 0.55%
Sasol Limited (A)	338,380	11,290,217

Petroleum - International - 5.57%
Apache Corporation	284,256	20,096,899
China Petroleum & Chemical Corporation, H Shares (A)	23,432,000	19,822,809
Devon Energy Corporation	286,917	19,860,395
Exxon Mobil Corporation	530,782	40,047,502
Ultra Petroleum Corp.*	288,979	15,353,454
		115,181,059
Petroleum - Services - 1.97%
Baker Hughes Incorporated	616,967	40,800,028

Real Estate Investment Trust - 1.34%
Agile Property Holdings Limited (A)	8,092,000	7,974,454
Hongkong Land Holdings Limited	1,972,000	9,189,520
Keppel Land Limited (A)	1,700,000	10,644,959
		27,808,933
Security and Commodity Brokers - 16.94%
Chicago Mercantile Exchange Holdings Inc. (B)(C)	177,435	94,477,040
Deutsche Borse AG (A)	419,608	96,388,933
Goldman Sachs Group, Inc. (The)	98,443	20,341,277
NYMEX Holdings, Inc.*	238,400	32,365,184
Nomura Holdings, Inc. (A)	730,100	15,210,417
Singapore Exchange Limited (A)	8,302,000	35,842,270
UBS AG	937,059	55,689,416
		350,314,537
Steel - 1.20%
Companhia Vale do Rio Doce, ADR	669,600	24,768,504

Timesharing and Software - 0.17%
Tencent Holdings Limited (A)	1,053,000	3,436,552

Utilities - Electric - 1.99%
Veolia Environment (A)	552,262	41,062,401

Utilities - Telephone - 6.86%
America Movil, S.A. de C.V.	539,834	25,798,667
China Mobile Limited (A)	6,450,500	58,655,919
Equinix, Inc.*	249,921	21,394,487
Open Joint Stock Company ''Vimpel-Communications'', ADR*	119,948	11,375,868
Reliance Communication Ventures Limited (A)*	426,862	4,133,584
Singapore Telecommunications Limited (A)	9,483,000	20,501,757
		141,860,282

TOTAL COMMON STOCKS - 74.08%		$1,531,648,922

(Cost: $1,338,079,656)

CORPORATE DEBT SECURITIES	Principal Amount in Thousands

Banks - 0.20%
Norilsk Nickel Finance Luxembourg S.A.,
7.125%, 9-30-09	$3,000	3,085,440
PT Bank Rakyat Indonesia (Persero),
7.75%, 10-30-13	1,000	1,017,121
		4,102,561
Beverages - 0.14%
Central European Distribution Corporation,
8.0%, 7-25-12 (D)(E)	EUR2,025	2,935,018

Construction Materials - 0.07%
Interface, Inc.,
9.5%, 2-1-14	$1,280	1,392,000

Finance Companies - 0.52%
ALROSA Finance S.A.,
8.125%, 5-6-08	2,000	2,045,000
C5 Capital (SPV) Limited,
6.196%, 12-31-49 (F)	3,750	3,744,375
Russian Standard Bank:
7.5%, 10-7-10	2,000	1,915,560
7.5%, 10-7-10 (F)	950	913,187
Toyota Motor Credit Corporation,
4.04%, 1-18-15 **	2,400	2,167,704
		10,785,826
Food and Related - 0.26%
Cosan S.A. Industria e Comercio,
9.0%, 11-1-09	5,150	5,484,750

Forest and Paper Products - 0.07%
Sino-Forest Corporation,
9.125%, 8-17-11 (F)	1,325	1,434,313

Homebuilders, Mobile Homes - 0.08%
Desarrolladora Homex, S.A. de C.V.,
7.5%, 9-28-15	1,600	1,651,200

Mining - 0.19%
Vedanta Resources plc,
6.625%, 2-22-10 (F)	3,900	3,904,875

Motion Pictures - 0.10%
Cinemark, Inc.,
0.0%, 3-15-14 (G)	2,200	2,013,000

Motor Vehicles - 0.12%
Hyundai Motor Company,
5.3%, 12-19-08 (D)	2,600	2,596,929

Non-Residential Construction - 0.22%
Odebrecht Overseas Ltd.,
11.5%, 2-25-09 (D)	4,130	4,522,350

Railroad - 0.21%
TFM, S.A. de C.V.,
12.5%, 6-15-12	4,000	4,288,000

Steel - 0.17%
Evraz Group S.A.,
8.25%, 11-10-15	3,500	3,592,750

Trucking and Shipping - 0.15%
Ultrapetrol (Bahamas) Limited,
9.0%, 11-24-14	3,000	3,045,000

Utilities - Electric - 0.47%
CESP - Companhia Energetica de Sao Paulo,
9.75%, 1-15-15 (D)(E)	BRL14,000	6,973,499
Empresa Nacional de Electricidad S.A.,
7.75%, 7-15-08	$2,800	2,875,544
		9,849,043
Utilities - Gas and Pipeline - 0.30%
Transportadora de Gas del Sur S.A.,
8.0%, 12-15-13 **	6,000	6,150,000

Utilities - Telephone - 0.28%
Open Joint Stock Company Mobile TeleSystems,
9.75%, 1-30-08	3,050	3,142,415
Open Joint Stock Company "Vimpel-Communications",
8.0%, 2-11-10	2,450	2,547,265
		5,689,680

TOTAL CORPORATE DEBT SECURITIES - 3.55%		$73,437,295

(Cost: $71,887,375)

OTHER GOVERNMENT SECURITIES

Argentina - 1.03%
Republic of Argentina (The), GDP-Linked Securities,
0.0%, 12-15-35 (H)	154,000	21,329,000

Germany - 3.67%
Bundesschatzanweisungen Federal Treasury Notes,
3.0%, 3-14-08 (E)	EUR57,300	75,809,846

United Kingdom - 0.91%
United Kingdom Treasury:
5.75%, 12-7-09 (E)	GBP5,600	11,118,012
4.75%, 6-7-10 (E)	4,000	7,735,057
		18,853,069

TOTAL OTHER GOVERNMENT SECURITIES - 5.61%		$115,991,915

(Cost: $106,566,506)

PUT OPTIONS - 0.01%	Number of Contracts

Chicago Mercantile Exchange Holdings Inc., April 540,
Expires 4-23-07	191	$324,700
(Cost: $168,080)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS	Principal Amount in Thousands

Mortgage-Backed Obligations - 1.44%
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only):
5.5%, 9-15-17	$4,194	671,496
5.0%, 11-15-17	2,151	304,382
5.0%, 4-15-19	2,587	373,621
5.0%, 4-15-19	1,258	174,545
5.0%, 2-15-20	2,205	25,886
5.0%, 7-15-21	2,560	139,386
5.0%, 6-15-22	1,985	58,195
5.0%, 7-15-22	9,181	276,968
5.0%, 11-15-22	1,528	233,488
5.0%, 1-15-23	2,048	69,348
5.5%, 3-15-23	2,675	523,012
5.0%, 4-15-23	1,366	82,372
5.0%, 5-15-23	2,254	351,614
5.0%, 8-15-23	1,681	263,857
5.5%, 11-15-23	8,801	543,710
5.5%, 11-15-23	3,975	242,997
5.0%, 9-15-24	3,988	257,759
5.5%, 9-15-24	2,165	136,685
5.5%, 4-15-25	1,118	86,768
5.5%, 4-15-25	543	67,517
5.0%, 9-15-25	5,753	435,651
5.5%, 10-15-25	9,315	2,014,918
5.0%, 4-15-26	7,047	537,232
5.0%, 10-15-28	2,054	395,457
5.5%, 2-15-30	1,736	198,381
5.0%, 8-15-30	3,050	299,489
5.5%, 3-15-31	2,274	301,524
5.5%, 10-15-32	5,851	1,227,061
5.5%, 5-15-33	4,215	1,079,388
6.0%, 11-15-35	3,260	785,799
Federal National Mortgage Association Agency REMIC/CMO (Interest Only):
5.5%, 11-25-17	2,636	186,227
5.0%, 5-25-22	1,597	221,715
5.0%, 7-25-23	12,089	2,167,647
5.0%, 8-25-23	3,862	626,206
5.0%, 11-25-23	3,103	553,124
5.5%, 9-25-25	1,577	103,057
5.5%, 11-25-25	4,538	274,247
5.0%, 9-25-30	5,265	754,588
5.5%, 6-25-33	3,153	637,416
5.5%, 8-25-33	6,540	1,375,698
5.5%, 12-25-33	5,190	1,134,367
5.5%, 4-25-34	7,983	1,948,143
5.5%, 11-25-36	8,098	2,186,746
Government National Mortgage Association Agency REMIC/CMO (Interest Only):
5.0%, 1-20-30	5,420	568,199
5.0%, 6-20-31	5,348	675,062
5.5%, 3-20-32	3,779	624,439
5.0%, 7-20-33	1,253	224,491
5.5%, 11-20-33	4,997	876,455
5.5%, 6-20-35	3,232	754,756
5.5%, 7-20-35	2,181	490,319
5.5%, 7-20-35	2,730	389,359
5.5%, 10-16-35	3,456	759,835
		29,690,602

Treasury Inflation Protected Obligations - 1.82%
United States Treasury Notes:
3.875%, 1-15-09 (I)	6,150	7,867,807
2.375%, 4-15-11 (I)	7,800	8,057,911
2.0%, 1-15-14 (I)	20,000	21,695,631
		37,621,349

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 3.26%		$67,311,951

(Cost: $65,317,413)

UNREALIZED GAIN (LOSS) ON OPEN FORWARD CURRENCY CONTRACTS - 0.12%	Face Amount in Thousands

Chinese Yuan Renminbi, 5-9-07 (E)	CNY467,100	571,618
Chinese Yuan Renminbi, 5-9-07 (E)	360,600	(77,462)
Chinese Yuan Renminbi, 5-16-07 (E)	433,600	(148,584)
Euro, 1-10-08 (E)	EUR46,500	839,284
Japenese Yen, 1-10-08 (E)	JPY15,000,000	(334,644)
New Taiwan Dollar, 5-22-07 (E)	TWD533,500	(656,700)
Russian Ruble, 6-25-07 (E)	RUB1,692,400	1,425,488
Singapore Dollar, 8-21-07 (E)	SGD26,000	450,116
South Korean Won, 4-19-07 (E)	KRW32,000,000	434,306
		$2,503,422

SHORT-TERM SECURITIES	Principal Amount in Thousands

Commercial Paper
Aircraft - 0.81%
United Technologies Corporation,
5.25%, 4-4-07	$16,800	16,792,650

Aluminum - 0.26%
Alcoa Incorporated,
5.44%, 4-2-07	5,275	5,274,203

Banks - 0.48%
Lloyds TSB Bank PLC,
5.265%, 4-2-07	10,000	9,998,538

Chemicals - Specialty - 0.80%
Air Products and Chemicals, Inc.,
5.3%, 4-2-07	16,500	16,497,571

Construction Materials - 0.14%
Black & Decker Corp.,
5.52%, 4-2-07	2,836	2,835,565

Finance Companies - 2.17%
BP Capital Markets p.l.c.,
5.42%, 4-2-07	33,980	33,974,884
PACCAR Financial Corp.,
5.26%, 4-9-07	11,000	10,987,142
		44,962,026
Food and Related - 0.25%
Heinz (H.J.) Finance Co. (Heinz (H.J.) Co.),
5.33%, 4-19-07	5,245	5,231,022

Health Care - Drugs - 1.16%
GlaxoSmithKline Finance plc,
5.29%, 4-10-07	24,000	23,968,260

Household - General Products - 0.28%
Clorox Co.,
5.45%, 4-2-07	5,700	5,699,137

Multiple Industry - 0.60%
Honeywell International Inc.,
5.37%, 4-3-07	12,370	12,366,310

Total Commercial Paper - 6.95%		143,625,282

Municipal Obligations - Taxable
Colorado - 0.17%
Sheridan Redevelopment Agency, Variable Rate Tax Increment Revenue Bonds (South Santa Fe Drive Corridor Redevelopment Project), Taxable Series 2007A-2 (Citibank, N.A.),
5.32%, 4-5-07 **	3,500	3,500,000

Indiana - 0.36%
Ball State University Foundation, Inc., Variable Rate Demand Notes, Series 2001 (Taxable), (U.S. Bank N.A.),
5.42%, 4-2-07 **	7,450	7,450,000

Iowa - 0.14%
Iowa Finance Authority, Taxable Variable Rate Demand Health Facilities Revenue Bonds (St. Luke's Health Foundation of Sioux City, Iowa Project), Series 2006 (General Electric Capital Corporation),
5.33%, 4-5-07 **	2,785	2,785,000

Minnesota - 0.34%
City of Plymouth, Minnesota, Health Facilities Revenue Bonds, WestHealth Taxable Bonds, Series 1994B,
5.33%, 4-5-07 **	7,130	7,130,000

Total Municipal Obligations - Taxable - 1.01%		20,865,000

United States Government Agency Obligation - 0.41%
Overseas Private Investment Corporation,
5.37%, 4-4-07 **	8,477	8,476,745

TOTAL SHORT-TERM SECURITIES - 8.37%		$172,967,027

(Cost: $172,967,027)

TOTAL INVESTMENT SECURITIES - 100.00%		$2,067,593,987

(Cost: $1,856,354,893)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts and REMIC - Real Estate Mortgage Investment Conduit.

The following credit default swap agreements were outstanding at March 31, 2007:

Counterparty	Reference Entity	Fixed Rate	Expiration Date	Notional Amount	Unrealized Depreciation

Lehman Brothers	Dow Jones CDX Emerging Markets Series 5	1.35%	6-20-11	12,000,000	(594,091)
Merrill Lynch International	Dow Jones CDX Emerging Markets Series 5	1.35%	6-20-11	12,000,000	(616,154)
Morgan Stanley	Dow Jones CDX Emerging Markets Series 5	1.35%	6-20-11	24,000,000	(1,223,484)
Goldman Sachs	Dow Jones CDX Emerging Markets Series 7	1.25%	6-20-12	20,400,000	(31,500)
Lehman Brothers	Dow Jones CDX Emerging Markets Series 7	1.25%	6-20-12	20,000,000	(30,887)
Lehman Brothers	Dow Jones CDX North America High Yield Series 7	3.25%	12-20-11	65,600,000	(1,963,944)
Merrill Lynch International	Dow Jones CDX North America High Yield Series 7	3.25%	12-20-11	29,600,000	(886,170)
Merrill Lynch International	Dow Jones CDX North America High Yield Series 7	3.25%	12-20-11	22,600,000	(649,714)
Merrill Lynch International	Dow Jones CDX North America High Yield Series 7	3.25%	12-20-11	12,000,000	664,301
Morgan Stanley	Dow Jones CDX North America High Yield Series 7	3.25%	12-20-11	38,000,000	(1,137,650)
Morgan Stanley	Dow Jones CDX North America High Yield Series 7	3.25%	12-20-11	14,200,000	(408,228)
Morgan Stanley	Dow Jones CDX North America High Yield Series 7	3.25%	12-20-11	16,800,000	930,021
Bear Stearns	Federative Republic of Brazil	1.04%	3-20-12	11,900,000	(107,535)
Goldman Sachs	Federative Republic of Brazil	1.04%	3-20-12	12,400,000	(112,054)
Morgan Stanley	Federative Republic of Brazil	1.89%	6-20-11	16,000,000	(711,305)
Morgan Stanley	Federative Republic of Brazil	0.94%	4-20-12	20,200,000	(85,258)
Bear Stearns	Republic of Turkey Swap	1.91%	3-20-12	9,900,000	(78,257)
Goldman Sachs	Republic of Turkey Swap	1.92%	3-20-12	20,200,000	(10,224)
Goldman Sachs	Republic of Turkey Swap	1.93%	3-20-12	10,600,000	(88,254)
Goldman Sachs	Republic of Turkey Swap	1.76%	4-20-12	9,900,000	(86,528)
Lehman Brothers	Republic of Turkey Swap	1.90%	3-20-12	9,900,000	(74,088)

					$(7,301,003)

*No dividends were paid during the preceding 12 months.

**Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2007.

(A)Listed on an exchange outside the United States.

(B)Security serves as cover for the following written call option outstanding as of March 31, 2007:

Underlying Security	Contracts Subject to Call	Expiration Month/ Exercise Price	Premium Received	Market Value

Chicago Mercantile Exchange Holdings Inc.	191	June/650	$142,773	$30,083

(C)Cash and security serves as collateral for the following open futures contracts at March 31, 2007:

Description	Type	Number of Contracts	Expiration Date	Market Value	Unrealized Appreciation (Depreciation)

Nasdaq 100 E-Mini	Short	(2,263)	6-15-07	(81,643,823)	594,478
S&P 500 E-Mini	Short	(7,070)	6-15-07	(497,419,050)	(8,510,150)
Vix Index	Long	2,933	4-17-07	45,725,445	(3,226,275)

				($533,337,428)	(11,141,947)

(D)Illiquid security. At March 31, 2007, the total value of illiquid securities amounted to $17,027,796, or 0.82% of total investments.

(E)Principal amounts are denominated in the indicated foreign currency, where applicable (BRL - Brazilian Real, CNY - Chinese Yuan Renminbi, EUR - Euro, GBP - British Pound, JPY - Japanese Yen, KRW - South Korean Won, RUB - Russian Ruble, SGD - Singapore Dollar, TWD - New Taiwan Dollar).

(F)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Directors. At March 31, 2007, the total value of these securities amounted to $9,996,750 or 0.48% of total investments.

(G)The security does not bear interest for an initial period of time and subsequently becomes interest bearing.

(H)Security represents the right to receive contingent annual payments based on the performance of Argentina's gross domestic product. Principal shown is the notional amount of the securities held by the Fund as of March 31, 2007.

(I)The interest rate for these securities are a stated rate, but the interest payments are determined by multiplying the inflation-adjusted principal by one half of the state rate for each semiannual interest payment date.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Asset Strategy Fund, Inc.
(Registrant)

By	/s/Kristen A. Richards
Kristen A. Richards, Vice President and Assistant Secretary

Date: May 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: May 30, 2007

By	/s/Theodore W. Howard
Theodore W. Howard, Principal Financial Officer

Date: May 30, 2007